Finance Receivables - Schedule of changes in accretable yield for purchased credit impaired finance receivables (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Balance at beginning of period		$ 592		$ 506		$ 1,199
Additions from OneMain Acquisition				166
Accretion		(92)	[1]	(100)	[2]	(172)	[2]
Other	[2]	(23)
Reclassification from nonaccretable difference	[3]	12		20		142
Transfers due to finance receivables sold		(370)				(663)
Balance at end of period		119		592		506
OneMain Consumer Portfolio Loans [Member]
Financing Receivable, Impaired [Line Items]
Balance at beginning of period		151		0		0
Additions from OneMain Acquisition				166
Accretion		(69)	[1]	(15)	[2]	0	[2]
Other	[2]	(23)
Reclassification from nonaccretable difference	[3]	0		0		0
Transfers due to finance receivables sold		0				0
Balance at end of period		59		151		0
Spring Castle Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Balance at beginning of period		375		452		426
Additions from OneMain Acquisition				0
Accretion		(16)	[1]	(77)	[2]	(97)	[2]
Other	[2]	0
Reclassification from nonaccretable difference	[3]	0		0		123
Transfers due to finance receivables sold		(359)				0
Balance at end of period		0		375		452
Finance Receivables Originated [Member]
Financing Receivable, Impaired [Line Items]
Balance at beginning of period		66		54		773
Additions from OneMain Acquisition				0
Accretion		(7)	[1]	(8)	[2]	(75)	[2]
Other	[2]	0
Reclassification from nonaccretable difference	[3]	12		20		19
Transfers due to finance receivables sold		(11)				(663)
Balance at end of period		60		66		54
Accretion on purchased credit impaired finance receivables held for sale		$ 5		$ 6		$ 13

[1]	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:
[2]	Other reflects a measurement period adjustment in the first quarter of 2016 based on a change in the expected cash flows in the purchase credit impaired portfolio related to the OneMain Acquisition. The measurement period adjustment created a decrease of $23 million to the beginning balance of the OM Loans accretable yield.
[3]	Reclassifications from nonaccretable difference represents the increases in accretable yield resulting from higher estimated undiscounted cash flows.